Consolidated Statement of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statements Of Income [Line Items]
Revenues (note 23)	$ 434,416	$ 298,712
Expenses (note 17)
Direct production costs and expense of film and television produced	244,244	143,112
Amortization of property and equipment and intangible assets	24,174	17,565
Development, integration and other	10,554	3,435
Acquisition costs (note 5)	0	9,695
Write-down of investment in film and television programs and acquired and library content and impairment of intangible assets (notes 7,8,10)	10,968	1,540
Selling, general and administrative	86,200	74,133
Finance expense (note 16)	58,956	42,978
Finance income (note 16)	(12,398)	(2,524)
Expenses	439,673	300,475
Loss before income taxes	(5,257)	(1,763)
Current income taxes (note 15)	2,166	5,991
Deferred income taxes (note 15)	(675)	(4,120)
Provision for (recovery of) income taxes	1,491	1,871
Net loss for the year	(6,748)	(3,634)
Net income attributable to non-controlling interests	7,312	0
Net loss attributable to Shareholders of the Company	$ (14,060)	$ (3,634)
Basic loss per common share (note 21) (in CAD per share)	$ (0.10)	$ (0.03)
Diluted loss per common share (note 21) (in CAD per share)	$ (0.10)	$ (0.03)
Acquired and library content
Expenses (note 17)
Amortization of acquired and library content (note 8)	$ 15,916	$ 10,541